Interest-bearing loans and borrowings - Undrawn borrowing facilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments [Abstract]
Undrawn credit line facilities	$ 498.9	$ 607.4